Insurance-Related Accounts - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Liability for Future Policy Benefit, by Product Segment [Line Items]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S. GAAP	¥ 510,501	¥ 457,268
Life insurance revenues	803,549	693,132	¥ 670,506
Non-life insurance revenues	93,928	90,431	86,780
Amortization of deferred insurance acquisition costs charged to income	92,203	56,530	¥ 45,236
Future insurance policy benefits	¥ 4,497,951	¥ 4,111,894
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	1.00%
Interest rates sensitive whole life contracts	1.90%
Credited rates associated with investment contracts	0.10%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	4.50%
Interest rates sensitive whole life contracts	2.00%
Credited rates associated with investment contracts	6.30%